Basis of Presentation Basis of Presentation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prior period reclassification adjustment	$ 28	$ 55